PREMISES AND EQUIPMENT, NET - Summary (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
PREMISES AND EQUIPMENT, NET
Beginning Balance	$ 5,906,064		$ 6,522,534
Reclassification to assets held for sale	(120,003)
Additions	1,216,866		1,079,129
Expenses depreciation and impairment	(613,396)		(634,597)
Disposals	(206,852)		(183,953)
Transfers	(675,595)		(988,888)
Effect of changes in foreign exchange rate	(100,210)		111,839
Ending Balance	5,406,874	[1]	5,906,064
Contractual commitments	2,702		2,664
Premises and equipment pledged as collateral	0		0
Fully depreciated property and equipment that is still in use	632,615		735,090
Temporarily idle premises and equipment	131,105		97,055
Disposal groups classified as held for sale
PREMISES AND EQUIPMENT, NET
Transfers	(633,021)
Disposal groups classified as held for sale | Banistmo S.A.
PREMISES AND EQUIPMENT, NET
Reclassification to assets held for sale	120,003
Ending Balance	90,536
Movement in property, plant and equipment	29,467
Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Beginning Balance	2,650,602		2,525,254
Reclassification to assets held for sale	(120,003)
Additions	231,293		331,454
Expenses depreciation and impairment	(188,851)		(201,617)
Disposals	(22,844)		(63,355)
Transfers	(39,096)		(52,973)
Effect of changes in foreign exchange rate	(100,210)		111,839
Ending Balance	2,410,891		2,650,602
Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Beginning Balance	3,255,462		3,997,280
Additions	985,573		747,675
Expenses depreciation and impairment	(424,545)		(432,980)
Disposals	(184,008)		(120,598)
Transfers	(636,499)		(935,915)
Ending Balance	2,995,983		3,255,462
Cost
PREMISES AND EQUIPMENT, NET
Beginning Balance	8,691,093		9,062,128
Reclassification to assets held for sale	(440,954)
Additions	1,216,866		1,079,129
Disposals	(353,203)		(346,801)
Transfers	(1,001,944)		(1,321,553)
Effect of changes in foreign exchange rate	(172,799)		218,190
Ending Balance	7,939,059		8,691,093
Cost | Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Beginning Balance	4,356,806		4,044,231
Reclassification to assets held for sale	(440,954)
Additions	231,293		331,454
Disposals	(93,289)		(183,214)
Transfers	(45,358)		(53,855)
Effect of changes in foreign exchange rate	(172,799)		218,190
Ending Balance	3,835,699		4,356,806
Cost | Premises and equipment for own use | Lands
PREMISES AND EQUIPMENT, NET
Beginning Balance	538,633		517,405
Reclassification to assets held for sale	(8,646)
Additions	0		0
Disposals	(4,007)		(8,729)
Transfers	(3,406)		1,437
Effect of changes in foreign exchange rate	(28,942)		28,520
Ending Balance	493,632		538,633
Cost | Premises and equipment for own use | Construction in progress
PREMISES AND EQUIPMENT, NET
Beginning Balance	46,689		83,633
Reclassification to assets held for sale	0
Additions	21,124		27,273
Disposals	0		(19,945)
Transfers	(54,157)		(51,842)
Effect of changes in foreign exchange rate	(2,781)		7,570
Ending Balance	10,875		46,689
Cost | Premises and equipment for own use | Buildings
PREMISES AND EQUIPMENT, NET
Beginning Balance	1,876,034		1,740,005
Reclassification to assets held for sale	(212,870)
Additions	1,624		14,187
Disposals	(10,874)		(17,843)
Transfers	44,340		42,645
Effect of changes in foreign exchange rate	(77,951)		97,040
Ending Balance	1,620,303		1,876,034
Cost | Premises and equipment for own use | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	780,165		678,138
Reclassification to assets held for sale	(87,437)
Additions	59,475		88,033
Disposals	(16,527)		(20,444)
Transfers	(1,405)		98
Effect of changes in foreign exchange rate	(26,733)		34,340
Ending Balance	707,538		780,165
Cost | Premises and equipment for own use | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	1,072,944		974,433
Reclassification to assets held for sale	(127,379)
Additions	109,669		163,304
Disposals	(58,991)		(111,079)
Transfers	(1,189)		(1,857)
Effect of changes in foreign exchange rate	(34,209)		48,143
Ending Balance	960,845		1,072,944
Cost | Premises and equipment for own use | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	36,434		33,980
Reclassification to assets held for sale	(4,622)
Additions	6,298		4,809
Disposals	(2,713)		(5,174)
Transfers	1,507		445
Effect of changes in foreign exchange rate	(1,932)		2,374
Ending Balance	34,972		36,434
Cost | Premises and equipment for own use | Leasehold improvements
PREMISES AND EQUIPMENT, NET
Beginning Balance	5,907		16,637
Reclassification to assets held for sale	0
Additions	33,103		33,848
Disposals	(177)		0
Transfers	(31,048)		(44,781)
Effect of changes in foreign exchange rate	(251)		203
Ending Balance	7,534		5,907
Cost | Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Beginning Balance	4,334,287		5,017,897
Additions	985,573		747,675
Disposals	(259,914)		(163,587)
Transfers	(956,586)		(1,267,698)
Ending Balance	4,103,360		4,334,287
Cost | Premises and equipment in operating leases | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	2,091		2,091
Ending Balance	2,091		2,091
Cost | Premises and equipment in operating leases | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	265,230		228,161
Additions	77,896		73,678
Disposals	(11,966)		(15,015)
Transfers	(37,468)		(21,594)
Ending Balance	293,692		265,230
Cost | Premises and equipment in operating leases | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	4,066,966		4,787,645
Additions	907,677		673,997
Disposals	(247,948)		(148,572)
Transfers	(919,118)		(1,246,104)
Ending Balance	3,807,577		4,066,966
Accumulated depreciation
PREMISES AND EQUIPMENT, NET
Beginning Balance	(2,785,029)		(2,539,594)
Reclassification to assets held for sale	320,951
Expenses depreciation and impairment	(612,853)		(633,755)
Disposals	145,808		162,006
Transfers	326,349		332,665
Effect of changes in foreign exchange rate	72,589		(106,351)
Ending Balance	(2,532,185)		(2,785,029)
Accumulated depreciation | Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Beginning Balance	(1,706,204)		(1,518,977)
Reclassification to assets held for sale	320,951
Expenses depreciation and impairment	(188,308)		(200,775)
Disposals	69,902		119,017
Transfers	6,262		882
Effect of changes in foreign exchange rate	72,589		(106,351)
Ending Balance	(1,424,808)		(1,706,204)
Accumulated depreciation | Premises and equipment for own use | Buildings
PREMISES AND EQUIPMENT, NET
Beginning Balance	(574,669)		(493,196)
Reclassification to assets held for sale	166,192
Expenses depreciation and impairment	(28,289)		(36,311)
Disposals	6,543		5,581
Transfers	6,261		865
Effect of changes in foreign exchange rate	32,171		(51,608)
Ending Balance	(391,791)		(574,669)
Accumulated depreciation | Premises and equipment for own use | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	(464,712)		(415,517)
Reclassification to assets held for sale	72,041
Expenses depreciation and impairment	(45,846)		(42,332)
Disposals	13,918		15,163
Transfers	(157)		(6)
Effect of changes in foreign exchange rate	15,065		(22,020)
Ending Balance	(409,691)		(464,712)
Accumulated depreciation | Premises and equipment for own use | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	(646,428)		(592,436)
Reclassification to assets held for sale	80,050
Expenses depreciation and impairment	(108,511)		(116,102)
Disposals	47,440		93,511
Transfers	158		6
Effect of changes in foreign exchange rate	24,113		(31,407)
Ending Balance	(603,178)		(646,428)
Accumulated depreciation | Premises and equipment for own use | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	(19,810)		(17,306)
Reclassification to assets held for sale	2,668
Expenses depreciation and impairment	(5,634)		(6,007)
Disposals	2,000		4,762
Transfers	0		17
Effect of changes in foreign exchange rate	1,148		(1,276)
Ending Balance	(19,628)		(19,810)
Accumulated depreciation | Premises and equipment for own use | Leasehold improvements
PREMISES AND EQUIPMENT, NET
Beginning Balance	(585)		(522)
Reclassification to assets held for sale	0
Expenses depreciation and impairment	(28)		(23)
Disposals	1		0
Effect of changes in foreign exchange rate	92		(40)
Ending Balance	(520)		(585)
Accumulated depreciation | Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Beginning Balance	(1,078,825)		(1,020,617)
Expenses depreciation and impairment	(424,545)		(432,980)
Disposals	75,906		42,989
Transfers	320,087		331,783
Ending Balance	(1,107,377)		(1,078,825)
Accumulated depreciation | Premises and equipment in operating leases | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	(868)		(614)
Expenses depreciation and impairment	(254)		(254)
Ending Balance	(1,122)		(868)
Accumulated depreciation | Premises and equipment in operating leases | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	(124,865)		(95,638)
Expenses depreciation and impairment	(68,811)		(63,251)
Disposals	9,786		12,730
Transfers	33,038		21,294
Ending Balance	(150,852)		(124,865)
Accumulated depreciation | Premises and equipment in operating leases | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	(953,092)		(924,365)
Expenses depreciation and impairment	(355,480)		(369,475)
Disposals	66,120		30,259
Transfers	287,049		310,489
Ending Balance	(955,403)		(953,092)
Accumulated impairment
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(543)		(842)
Disposals	543		842
Accumulated impairment | Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(543)		(842)
Disposals	543		842
Accumulated impairment | Premises and equipment for own use | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(44)		(441)
Disposals	44		441
Accumulated impairment | Premises and equipment for own use | Computer equipment
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(499)		(401)
Disposals	$ 499		$ 401

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.